Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,095,000.00
Total Fee Amount	703.62
Total Offset Amount	0.00
Net Fee	$ 703.62
Offering Table N/A
Offset Table N/A	N/A